UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21587

Old Mutual Advisor Funds

(Exact name of registrant as specified in charter)

________

4643 South Ulster Street, Suite 600

Denver, CO 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, CO 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036 (212) 715-9100	Andra C. Ozols, Esq. Old Mutual Capital, Inc. 4643 South Ulster Street, Suite 600 Denver, CO 80237 (888) 744-5050

Registrant’s telephone number, including area code: 1-888-744-5050

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1.	Reports to Stockholders.

OLD MUTUAL ADVISOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006 (Unaudited)

	VA Asset	VA Asset	VA Asset
	Allocation	Allocation	Allocation
	Conservative	Balanced	Moderate Growth
	Portfolio	Portfolio	Portfolio

Assets:
Cash	$ 5,000,200	$ 5,000,200	$ 5,000,200
Total Assets	5,000,200	5,000,200	5,000,200
Net Assets	$ 5,000,200	$ 5,000,200	$ 5,000,200
Net Assets Consists of:
Paid-in Capital ($0.001 par value, unlimited authorization)	$ 5,000,200	$ 5,000,200	$ 5,000,200
Net Assets	$ 5,000,200	$ 5,000,200	$ 5,000,200
Outstanding shares of beneficial interest - Initial Class	490,010	490,010	490,010
Outstanding shares of beneficial interest - Service Class	10,010	10,010	10,010
Net Asset Value, Offering and Redemption
Per Share - Initial Class:	$ 10.00	$ 10.00	$ 10.00
Net Asset Value, Offering and Redemption
Per Share - Service Class:	$ 10.00	$ 10.00	$ 10.00

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006 (Unaudited)

	VA Asset	VA Asset	VA Asset
	Allocation	Allocation	Allocation
	Conservative	Balanced	Moderate Growth
	Portfolio	Portfolio	Portfolio

Capital Share Transactions:
Shares Issued - Initial Class	$ 4,900,100	$ 4,900,100	$ 4,900,100
Shares Issued - Service Class	100,100	100,100	100,100
Increase in Net Assets Derived
from Capital Share Transactions	5,000,200	5,000,200	5,000,200
Total Increase in Net Assets	5,000,200	5,000,200	5,000,200
Net Assets:
Beginning of Period	—	—	—
End of Period	$ 5,000,200	$ 5,000,200	$ 5,000,200

Shares Issued:
Initial Class
Shares Issued	490,010	490,010	490,010
Total Initial Class Share Transactions	490,010	490,010	490,010
Service Class
Shares Issued	10,010	10,010	10,010
Total Service Class Share Transactions	10,010	10,010	10,010
Net Increase in Shares Outstanding	500,020	500,020	500,020

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 (UNAUDITED)

1.	Organization

Old Mutual Advisor Funds (the “Trust”), a Delaware statutory trust effective May 27, 2004, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently offers thirteen series portfolios, three of which are covered by this Report: the Old Mutual VA Asset Allocation Conservative Portfolio, the Old Mutual VA Asset Allocation Balanced Portfolio and the Old Mutual VA Asset Allocation Moderate Growth Portfolio (each a “Fund”, and collectively the “Funds”). The Funds commenced operations on December 29, 2006. The Trust’s other series portfolios, whose financials are presented separately, are the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio, the Old Mutual Analytic Defensive Equity Fund, the Old Mutual Analytic Global Defensive Equity Fund, the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund and the Old Mutual Copper Rock Emerging Growth Fund. In addition, the Trust has registered three other portfolios, the Old Mutual VA Asset Allocation Growth Portfolio, the Old Mutual VA Analytic Defensive Equity Fund and the Old Mutual VA Analytic Global Defensive Equity Fund; however, those portfolios are not currently offered.

Shareholders may purchase shares of the Funds through two separate classes, the Initial Class and Service Class shares. All classes have equal rights as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified management investment company. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and investment strategies. Each Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of a Fund, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (“NYSE”)

(normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of a Fund that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment advisor, Old Mutual Capital, Inc. (the ”Advisor”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Valuation of Options and Futures — Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income, dividends on securities sold short and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions — Dividends from net investment income for the Funds are declared at least annually, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

Foreign Withholding Taxes — The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board requires that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

TBA Purchase Commitments — The Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of each Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts — The Funds may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.

Options — The Funds may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option.

Collateralized Mortgage Obligations (CMOs) — CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3.	Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

Investment Advisor — Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Funds and the Advisor are parties to Investment Advisory Agreements (the “Advisory Agreements”), under which the Advisor is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, as follows:

	Management Fee	Asset Level
Old Mutual VA Asset Allocation Conservative Portfolio	0.850%	Less than $1 billion
	0.825%	Between $1 billion – $2 billion
	0.800%	Between $2 billion – $3 billion
	0.775%	Greater than $3 billion

Old Mutual VA Asset Allocation Balanced Portfolio	0.900%	Less than $1 billion
	0.875%	Between $1 billion – $2 billion
	0.850%	Between $2 billion – $3 billion
	0.825%	Greater than $3 billion

Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.900%	Less than $1 billion
	0.875%	Between $1 billion – $2 billion
	0.850%	Between $2 billion – $3 billion
	0.825%	Greater than $3 billion

Expense Limitation Agreement – In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement (“Expense Limitation Agreement”) pursuant to which the Advisor has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds through December 31, 2007, to the extent necessary to limit the total annual expenses to a specified percentage of the Funds’ average daily net assets as follows:

	Class	Limit
Old Mutual VA Asset Allocation Conservative Portfolio	Initial Class	1.00%
	Service Class	1.25%

Old Mutual VA Asset Allocation Balanced Portfolio	Initial Class	1.05%
	Service Class	1.30%

Old Mutual VA Asset Allocation Moderate Growth Portfolio	Initial Class	1.05%
	Service Class	1.30%

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Advisor pursuant to the applicable Expense Limitation Agreement may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation. The Funds will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed. Moreover, in accordance with the terms of agreements with the Advisor, whereby, to the extent that the Advisor reimburses advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such amounts within three fiscal years after the fiscal year in which fees were reimbursed or absorbed.

Sub-Advisory Agreements — The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Ibbotson Sub-Advisory Agreement”) with Ibbotson Associates Advisors, LLC (“Ibbotson”). Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of each of the Funds, which is computed and paid monthly at an annual rate equal to the greater of (i) 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, and (ii) a minimum annual fee of $100,000.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Acadian Sub-Advisory Agreement”) with Acadian Asset Management, Inc. (“Acadian”). Acadian is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% of the average daily net assets of the Funds so managed.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Analytic Sub-Advisory Agreement”) with Analytic Investors, Inc. (“Analytic”). Analytic is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement, Analytic is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% of the average daily net assets of the Funds so managed.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “BHMS Sub-Advisory Agreement”) with Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement, Barrow Hanley is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Barrow Hanley, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate, 0.35% for the U.S. Large Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Clay Finlay Sub-Advisory Agreement”) with Clay Finlay Inc. (“Clay Finlay”). Clay Finlay is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement, Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.45% for the International Large Cap Equity mandate and 0.50% for the Emerging Markets Equity mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (“the Copper Rock Sub-Advisory Agreement”) with Copper Rock Capital Partners, LLC (“Copper Rock”). OMUSH owns 60% of the limited liability company interests of Copper Rock. For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement, Copper Rock is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Copper Rock, which is computed and paid monthly at an annual rate of 0.55% of the average daily net assets of the Funds so managed.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Dwight Sub-Advisory Agreement”) with Dwight Asset Management Company (“Dwight”). Dwight is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement, Dwight is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Dwight, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.10% for the Cash Management mandate, 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate and 0.25% for the U.S. High Yield Fixed Income mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement, (the “Heitman Sub-Advisory Agreement”) with Heitman Real Estate Securities LLC (“Heitman”). Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of each Fund’s average daily net assets so managed, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets of the Funds so managed.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “LRC Sub-Advisory Agreement”) with Liberty Ridge Capital, Inc. (“Liberty Ridge”). Liberty Ridge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.35% for the U.S. Large Cap Growth mandate, 0.35% for the U.S. Large Cap Blend mandate, 0.40% for the All Cap Blend mandate, 0.45% for the U.S. Mid Cap Equity mandate, 0.45% for the U.S. Mid Cap Growth mandate, 0.50% for the U.S. Small Cap Growth mandate and 0.50% for the U.S. Small Cap Blend mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Provident Sub-Advisory Agreement”) with Provident Investment Counsel (“Provident”). Provident is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement, Provident is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Provident, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.35% for the U.S. Large Cap Growth mandate and 0.45% for the U.S. Mid Cap Growth mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “Rogge Sub-Advisory Agreement”) with Rogge Global Partners PLC (“Rogge”). Rogge is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Funds, Rogge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the

Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets of the Funds so managed.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “THB Sub-Advisory Agreement”) with Thomson Horstmann & Byrant, Inc. (“THB”). THB is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the THB Sub-Advisory Agreement, THB is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by THB, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.60% for the U.S. Small Cap Value mandate and 0.50% for the U.S. Mid Cap Value mandate.

The Trust, on behalf of the Funds, and the Advisor have entered into a sub-advisory agreement (the “TS&W Sub-Advisory Agreement”) with Thompson, Siegel & Walmsley, Inc. (“TS&W”). TS&W is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement, TS&W is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, of 0.35% for the U.S. Large Cap Value mandate, 0.40% for the U.S. All Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate, 0.475% for the U.S. Small/Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

Each Sub-Advisory Agreement obligates the Sub-Advisor, other than Ibbotson, to: (i) manage the investment operations of the assets managed by the sub-advisor and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund’s investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-advisor and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the sub-advisor will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Advisor may direct from time to time, in conformity with federal securities laws. The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-advisor to the Advisor for investment model creation and maintenance of each Fund, consistent with the selection of sub-advisors, based upon Ibbotson’s recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Fund in accordance with each Fund’s respective investment objectives, policies and restrictions as stated in such Fund’s prospectus; and (iii) monitor and make recommendations to the Advisor regarding possible changes to the sub-advisors and their investment strategies.

Administrative Services Agreement — The Trust and Old Mutual Fund Services (the “Administrator”), an indirect, wholly owned subsidiary of OMUSH, entered into the Administrative Services Agreement (the “Administrative Agreement”), pursuant to which the Administrator oversees the administration of the Trust’s and each Fund’s business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

	Average Daily	Annual Fee
	Net Assets	Rate
	$0 to $500 million	0.10%
>	$500 million to $1 billion	0.09%
>	$1 billion up to $1.5 billion	0.08%
>	$1.5 billion	0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the “Sub-Administrator”) entered into a Sub-Administrative Services Agreement (the “Sub-Administrative Agreement”), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation (“SEI Investments”), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust, the Old Mutual Advisor Funds II and the Old Mutual Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Funds of the Trust, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of funds. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement renews each year unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

Distribution Agreement — The Trust, on behalf of the Service Class Shares of the Funds, has adopted a Distribution Plan pursuant to which the Fund pays distribution fees, not to exceed 0.25% of the average net asset value of the Service Class Shares of the Funds, to the Distributor, Old Mutual Investment Partners (the “Distributor”), an indirect, wholly owned subsidiary of OMUSH. Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution fees are paid out of the Fund's Service Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

The Fund has entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), (“OMSS”), its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Fund. The shareholder service fees are reviewed periodically and approved annually by the Board of Trustees.

4.	Interfund Lending

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (together, the “Trusts”), on behalf of each series portfolio of the Trusts (the “Funds”), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

5.	Foreign Holdings Risk

Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

6.	Federal Tax Information

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

CONSIDERATIONS OF THE BOARD IN APPROVING INVESTMENT ADVISORY AGREEMENTS AND INVESTMENT SUB-ADVISORY AGREEMENTS (Unaudited)

Summary of Advisory and Sub-Advisory Agreements Approved by the Board

Old Mutual VA Asset Allocation Conservative Portfolio; Old Mutual VA Asset Allocation Balanced Portfolio; Old Mutual VA Asset Allocation Moderate Growth Portfolio; Old Mutual VA Asset Allocation Growth Portfolio; Old Mutual Analytic VA Defensive Equity Portfolio; Old Mutual Analytic VA Global Defensive Equity Portfolio (the “Insurance Portfolios”)

On June 29, 2006, the Board of Trustees (the “Board” or the “Trustees”) of Old Mutual Advisor Funds (the “Trust”) approved the addition of the following six portfolios as new series of the Trust, the shares of all of which are intended to be offered for purchase through variable insurance products: Old Mutual VA Asset Allocation Conservative Portfolio; Old Mutual VA Asset Allocation Balanced Portfolio; Old Mutual VA Asset Allocation Moderate Growth Portfolio; Old Mutual VA Asset Allocation Growth Portfolio (collectively, the “VA Asset Allocation Portfolios”); and Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio (collectively, the “Analytic VA Portfolios”). The Board also approved, with respect to the Insurance Portfolios, an investment advisory agreement (the “Advisory Agreement”) between the Trust and Old Mutual Capital, Inc. (“OMCAP”), and investment sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) among the Trust, OMCAP and each of the following sub-advisors (the “Sub-Advisors”): Acadian Asset Management, Inc.; Analytic Investors, Inc. (“Analytic”); Barrow Hanley Mewhinney & Strauss, Inc.; Clay Finlay Inc.; Copper Rock Capital Partners, LLC; Dwight Asset Management Company; Heitman Real Estate Securities LLC; Ibbotson Associates Advisors, LLC (“Ibbotson”); Liberty Ridge Capital, Inc.; Provident Investment Counsel; Rogge Global Partners PLC; Thompson, Siegel & Walmsley, Inc.; and Thomson Horstmann & Bryant, Inc. (The Advisory Agreement and the Sub-Advisory Agreements are referred to hereinafter, collectively, as the “Insurance Portfolio Agreements”).

On November 28, 2006, the Board approved amended sub-advisory agreements among the Trust, OMCAP, and Ibbotson, with respect to the VA Asset Allocation Portfolios, and Analytic, with respect to the Analytic VA Portfolios (the “Amended Sub-Advisory Agreements.”)

The following discussion outlines the background of these proposals and the Board’s considerations.

Description of the Advisor

Old Mutual Capital, Inc.

OMCAP was formed and registered as an investment advisor with the Securities and Exchange Commission (“SEC”) in May 2004. OMCAP is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which in turn is a wholly-owned subsidiary of Old Mutual, plc, a United Kingdom-based financial services company (“Old Mutual”). As of September 30, 2006, OMCAP managed approximately $4.4 billion in mutual fund assets. OMCAP has served as investment advisor to the Trust since its inception and is an affiliate of the Sub-Advisors (with the exception of Ibbotson) through common ownership by OMUSH. As Advisor to the VA Asset Allocation Portfolios, OMCAP works with Sub-Advisor Ibbotson, who serves as a strategic asset allocation consultant in determining each VA Asset Allocation Portfolio’s asset allocations. As Advisor to the Insurance Portfolios, generally, OMCAP oversees the investments of each Sub-Advisor and conducts ongoing performance reviews.

Description of the Sub-Advisors

Strategic Asset Allocation Consultant

Ibbotson Associates Advisors, LLC, a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, IL 60601, serves as the strategic asset allocation consultant and Sub-Advisor to the Advisor for investment model creation and maintenance of each VA Asset Allocation Portfolio, consistent with the second step in each VA Asset Allocation Portfolio’s investment process. Ibbotson also monitors and makes recommendations to the Advisor regarding possible changes to the Sub-Advisors and their investment strategies. Ibbotson is a wholly-owned subsidiary of Morningstar, Inc.

Insurance Portfolio Sub-Advisors

Each of the Sub-Advisors to the Insurance Portfolios identified below may provide investment sub-advisory services to some or all of the VA Asset Allocation Portfolios, depending on the allocation of assets to each such Sub-Advisor. Analytic also provides investment sub-advisory services to the Analytic VA Portfolios. Descriptions of the Sub-Advisors and their respective investment mandates are as follows:

Acadian Asset Management, Inc. (“Acadian”), a Massachusetts corporation located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has provided investment management services since 1977. As of September 30, 2006, Acadian had approximately $51.6 billion under management. Acadian is a wholly-owned subsidiary of OMUSH. Acadian may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in the International Large Cap Equity category.

Analytic Investors, Inc., a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, has provided investment management services since 1970. As of September 30, 2006, Analytic had approximately $7.6 billion under management. Its investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver consistent risk-adjusted performance, regardless of market cycle. Analytic is a wholly-owned subsidiary of OMUSH. Analytic may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in the U.S. Large Cap Blend category.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”), a Nevada corporation located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, has provided investment management services to institutional investors and mutual funds since 1979. As of September 30, 2006, Barrow Hanley had approximately $61.4 billion under management. Barrow Hanley is one of the largest value-oriented investment managers of institutional assets in the United States. Barrow Hanley is a wholly-owned subsidiary of OMUSH. Barrow Hanley may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Mid Cap Value, or U.S. Small Cap Value. Barrow Hanley may also invest a portion of a VA Asset Allocation Portfolio’s assets allocated to fixed income investments in one or more of the following categories: U.S. Intermediate - Term Fixed Income or U.S. Core Fixed Income.

Clay Finlay Inc. (“Clay Finlay”), a New York corporation located at 200 Park Avenue, 56th Floor, New York, New York 10166, is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of September 30, 2006, Clay Finlay had approximately $7.1 billion under management. Clay Finlay manages a full range of multi-regional (global, international and global ex-country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, United States and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions, and governments sourced globally. Clay Finlay is a wholly-owned subsidiary of OMUSH. Clay Finlay may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: International Large Cap Equity or Emerging Markets Equity.

Copper Rock Capital Partners, LLC (“Copper Rock”), a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, has provided investment management services since 2005. As of September 30, 2006, Copper Rock held discretionary management authority with respect to approximately $1.1 billion in assets under management. OMUSH owns 60% of the limited liability company interests of Copper Rock. Copper Rock may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in the U.S. Small-Cap Growth category.

Dwight Asset Management Company (“Dwight”), a Delaware corporation located at 100 Bank Street, Suite 800, Burlington, Vermont, 05401, has provided investment management services since 1975. As of September 30, 2006, Dwight had approximately $53.7 billion under management. Dwight specializes in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income, and Insurance clients. Dwight is a wholly-owned subsidiary of OMUSH. Dwight may invest a portion of a VA asset Allocation Portfolio’s assets allocated to fixed income investments in one or more of the following categories: Cash Management, U.S. Intermediate Fixed Income, U.S. Core Fixed Income, or U.S. High Yield Fixed Income.

Heitman Real Estate Securities LLC (“Heitman”), a Delaware limited liability company located at 191 North Wacker Driver, Suite 2500, Chicago, Illinois 60606, has provided investment management services to its clients since 1987. As of September 30, 2006, Heitman had approximately $12.4 billion under management. Heitman specializes in publicly traded U.S. real estate investment trust (REIT) securities. Heitman Real Estate Securities LLC is a wholly-owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by senior executives within the Heitman organization and 50% by Old Mutual (HFL) Inc., a wholly-owned subsidiary of OMUSH. Heitman may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in the REITs category.

Liberty Ridge Capital, Inc. (“Liberty Ridge Capital”), a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, has provided investment management services since 1982. As of September 30, 2006, Liberty Ridge Capital had approximately $627 million under management. Liberty Ridge Capital’s growth investment technique uses a quantitative and fundamental investment process that is focused on business momentum, as demonstrated by earnings or revenue and sales growth. Liberty Ridge Capital is a wholly-owned subsidiary of OMUSH. Liberty Ridge Capital may invest a portion of an Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: U.S. All Cap Blend, U.S. Large Cap Blend, U.S. Small Cap Blend, or U.S. Mid Cap Equity.

Provident Investment Counsel, Inc. (“PIC”), a Massachusetts corporation located at 300 North Lake Avenue, Penthouse Suite, Pasadena, California, 91101, has provided investment management services since 1951. As of September 30, 2006, PIC had approximately $3.1 billion under management. Growth Equity investing is the cornerstone of PIC’s investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. PIC is a wholly-owned subsidiary of OMUSH. PIC may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Growth or U.S. Mid Cap Growth.

Rogge Global Partners PLC (“Rogge”), a United Kingdom corporation located at Sion Hall, 56 Victoria Embankment, London, England, United Kingdom EC4Y ODZ, has provided investment management services since 1984. As of September 30, 2006, Rogge had approximately $19.9 billion under management. Rogge may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to fixed income investments in the International Bond category.

Thompson, Siegel & Walmsley, Inc. (“TS&W”), a Virginia corporation located at 6806 Paragon Place, Suite 300, Richmond, VA, 23230, has provided investment management services since 1969, serving institutional investors, middle market investors, and individuals in managing equity, fixed income, international, and small cap equity investments. As of September 30, 2006, TS&W had approximately $7.2 billion under management. TS&W is a wholly-owned subsidiary of OMUSH. TS&W may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Small Cap Value, U.S. Small-Mid Cap Value, U.S. Mid Cap Value, or U.S. All Cap Value.

Thomson Horstmann & Bryant, Inc. (“THB”), a Delaware corporation located at Park 80 West/Plaza One, 5th Floor, Saddle Brook, New Jersey 07663, has provided investment management services since 1982. As of September 30, 2006, THB had approximately $2.5 billion under management. THB is a wholly-owned subsidiary of OMUSH. THB may invest a portion of a VA Asset Allocation Portfolio’s assets allocated to equity investments in one or more of the following categories: U.S. Small Cap Value or Mid Cap Value.

Considerations of the Board in Approving the Investment Advisory Agreement, the Investment Sub-Advisory Agreements, and the Amended Sub-Advisory Agreements.

The Board approved the Advisory Agreement and the Sub-Advisory Agreements for each of the Insurance Portfolios on June 29, 2006. The Board approved the Amended Sub-Advisory Agreements on November 28, 2006. In determining whether it was appropriate to approve the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements, the Board requested information, provided by the Advisor and each Sub-Advisor, which it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by independent legal counsel with respect to its deliberations. The Board received a report, prepared by the Advisor utilizing data provided by Lipper, Inc., a mutual fund statistical service, detailing comparative mutual fund advisory fees and expenses levels (the “Lipper Report”). In considering the fairness and reasonableness of the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements, the Board reviewed numerous factors, with respect to each applicable Portfolio separately, including the following:

•	the nature of the services to be provided under the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements;

•	the requirements of each Portfolio for the services provided by the Advisor and the Sub-Advisors;
•	the quality of the services provided;
•	the fees payable for the services, noting in particular the pricing for a fund of managers structure compared to a fund of funds structure;
•	advisory fee levels compared to other similar investment accounts managed by the Advisor and Sub-Advisors;
•	the total anticipated expenses of each Insurance Portfolio;
•

the commitment of the Advisor to cap certain Insurance Portfolio expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that the Advisor may seek payment of such deferred fees or reimbursement of such absorbed expenses within three fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, subject to the original contractual expense limitation in effect at the time;

•	the anticipated profitability of the Advisor and Sub-Advisors with respect to their relationship with each of the Insurance Portfolios;
•

potential soft-dollar and other service benefits to be received by the Advisor and Sub-Advisors, including sources of revenue to affiliates of the Advisor from each Insurance Portfolio through administration fees;

•	the Advisor’s role as investment advisor to the Trust, which may add to its prestige and visibility in the investment community and make it more attractive to potential clients;
•	the economies of scale available to the Advisor and Sub-Advisors and the resulting economies of scale passed on to shareholders;
•	the capabilities of the Advisor and Sub-Advisors, including personnel resources;
•	the financial condition of the Advisor and the Sub-Advisors, including financial statements and profitability analyses provided by each;
•	fees charged by the Advisor to funds, other than those of the Trust, which are managed by the Advisor;
•	current economic and industry trends; and
•	the overall balance of shareholder benefits versus Advisor and Sub-Advisor benefits.

Proposed management fees and effective management fees after expense limitations were reviewed in the context of the Advisor’s anticipated costs of providing services and its anticipated profitability. In addition, the Board reviewed the Lipper Report, comparing the Insurance Portfolios’ projected expense ratios and advisory fees with comparable mutual funds. Similarly, the Trustees reviewed the anticipated costs for each Sub-Advisor in providing the services and the anticipated profitability to each Sub-Advisor with respect to each of the Insurance Portfolios.

The Board reviewed additional information provided by the Advisor and the Sub-Advisors. Following extended discussions concerning this information, the Board determined that the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements were consistent with the best interests of each Portfolio, as applicable, and shareholders. The Board, including all of the Trustees who are not “interested persons” of the Trust, voting separately at meetings held in-person, unanimously approved the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

•

that the level of fees to be charged to the Insurance Portfolios is comparable to the fees charged by the Advisor to the other similar funds it manages, as well as to fees charged by other investment advisors and investment sub-advisors to other funds with similar investment or allocation strategies, and is therefore reasonable, considering the services to be provided by the Advisor and the Sub-Advisors;

•

since the Insurance Portfolios had no assets to invest (other than seed capital that the Advisor would supply), that it did not need to address the Insurance Portfolios’ performance at the present time;

•

that each Sub-Advisor, with the exception of Ibbotson, is under common control with the Advisor, which allows for greater coordination and monitoring of the nature and quality of sub-advisory services;

•	that the unique and active asset allocation management structure supports the level of fees being charged;
•	that the Advisor’s willingness to voluntarily defer its fees and reimburse expenses to reduce Insurance Portfolio expenses indicates a high level of commitment on the part of the Advisor;
•	that the anticipated profitability of each Insurance Portfolio to the Advisor and each Sub-Advisor was reasonable in light of all the circumstances;
•

that the Advisory Agreement contains breakpoints with respect to the VA Asset Allocation Portfolios and the Analytic VA Global Defensive Equity Portfolio which will allow shareholders to realize economies of scale as those Portfolios’ assets increase;

•	that it would be premature to consider economies of scale as a factor in approving the Insurance Portfolio Agreements and the Amended Sub-Advisory Agreements;
•	that the Advisor and Sub-Advisors are experienced and possess significant experience in managing particular asset classes;
•

that the Advisor and the Sub-Advisors have demonstrated their commitment to provide sufficient staffing resources and capabilities to manage the Insurance Portfolios, including the retention of personnel with relevant investment management experience; and

•	that the Advisor and Sub-Advisors appear to have overall high quality in terms of their personnel, operations, financial condition, investment management capabilities, methodologies, and performance.

Item 2.	Code of Ethics.

(a)

As of the end of the period covered by this report, Old Mutual Advisor Funds, on behalf of Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio, (the “registrant”) has adopted a code of ethics that applies to the registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”).

(c)

During the period covered by this report, no amendments have been made to a provision of the registrant’s code of ethics that applies to the registrant’s PEO or PFO, and that relates to any element of the “code of ethics” definition enumerated in paragraph (b) of Item 2 of Form N-CSR.

(d)

During the period covered by this report, the registrant has not granted a waiver, including an implicit waiver, from a provision of the registrant’s code of ethics to the registrant’s PEO or PFO that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

(f)(1)	A copy of the registrant’s code of ethics is filed as an exhibit to this report, pursuant to Item 12(a)(1) of Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)

The board of trustees of the registrant (the “board”) has determined that the registrant has an “audit committee financial expert” serving on its audit committee, as that term is defined in paragraph (b) of Item 3 of Form N-CSR.

(a)(2)

The name of the audit committee financial expert is John R. Bartholdson. Mr. Bartholdson is an “independent” member of the audit committee as that term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees - The aggregate fees billed to the registrant by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ending December 31, 2006 were $452,000.

(b)

Audit-Related Fees – The aggregate fees billed to the registrant by its principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and that are not reported under paragraph (a) of this Item 4 for the fiscal year ending December 31, 2006 were $0.

The aggregate fees billed for assurance and related services by the registrant’s principal accountant to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (collectively, the “Service Providers”) that were reasonably related to the performance of the audit of the registrant’s financial statements, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2006 were $25,000. These fees were for the review of the registrant’s registration statement and were billed to the registrant’s investment adviser.

(c)

Tax Fees – The aggregate fees billed to the registrant by its principal accountant for professional services rendered by the accountant for tax compliance, tax advice, and tax planning (“tax fees”) for the fiscal year ending December 31, 2006 were $0.

The aggregate tax fees billed by the registrant’s principal accountant to the Service Providers, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2006 were $0.

(d)

All Other Fees – The aggregate fees billed to the registrant by its principal accountant for products and services provided by the accountant, other than the services reported in paragraphs (a), (b), and (c) of this Item 4 (“all other fees”), for the fiscal year ending December 31, 2006 were $0.

The aggregate of all other fees billed by the registrant’s principal accountant to the Service Providers, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2006 were $127,000. These fees were for the review of registration statements and semi-annual reports of other investment companies with the same investment adviser as the registrant.

(e)(1)

The board’s audit committee shall consider for preapproval all permissible non-audit services that are proposed to be provided to the registrant by its independent auditors and shall have preapproved any such permissible non-audit services before they are provided to the registrant. Such preapproval may be granted by one or more members of the audit committee, so long as any such member’s decision to preapprove is presented to the full audit committee, solely for information purposes, at its next scheduled meeting.

(e)(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For the fiscal year ending December 31, 2006, the aggregate non-audit fees billed by the registrant’s principal accountant to the registrant and the Service Providers were $152,000.

(h)

The board’s audit committee has considered whether the provision of non-audit services by the registrant’s principal accountant to the Service Providers which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)

Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

During the quarter ended December 31, 2006, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS

By:	/s/ Julian F. Sluyters

Julian F. Sluyters, President

Date:	February 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date:	February 12, 2007

By:	/s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date:	February 12, 2007